OTHER RESERVES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Jan. 23, 2025	Jan. 21, 2025	Dec. 20, 2024	Sep. 30, 2024	Jul. 31, 2024	May 31, 2024	May 27, 2024
IfrsStatementLineItems [Line Items]
Shares issued			731,707	2,347,134
Number of ordinary shares, percentage							51.00%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued			731,707
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued		2,250,000					4,170,520
Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued						4,170,520
Warrants exercise price						$ 6.13
Rhino Ventures Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued					731,707		5,086	5,086
Rhino Ventures Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued							10,172	10,172
Warrants exercise price							$ 2,512
Rhino Ventures Limited [member] | Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued								10,172
Recapitalization [member]
IfrsStatementLineItems [Line Items]
Increase decrease in equity recapitalization	$ 5,126,150